UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 56.7%
	Adjustable Rate Mortgage Trust
$977,259	2.557%, 04/25/35 (A)	$951,804
1,446,211	0.468%, 11/25/35 (A)	1,210,399
	Alternative Loan Trust
10,621,729	6.000%, 12/25/34	10,472,876
1,685,176	5.750%, 04/25/33	1,757,726
1,798,681	5.750%, 10/25/33	1,894,325
1,000,590	5.500%, 02/25/25	1,019,694
2,621,860	5.500%, 07/25/33	2,673,442
1,317,830	5.500%, 04/25/34	1,376,724
	American Home Mortgage Investment Trust
3,830	2.173%, 10/25/34 (A)	3,535
1,658,567	1.835%, 09/25/45 (A)	1,549,103
	Banc of America Alternative Loan Trust
972,246	6.000%, 10/25/34	1,004,901
2,052,302	5.500%, 10/25/33	2,122,879
7,529,118	5.500%, 12/25/33	7,757,147
	Banc of America Funding Trust
3,107,796	5.750%, 11/25/35	3,190,771
800,001	2.700%, 12/20/34 (A)	658,817
442,691	2.395%, 12/20/36 (A)	445,857
1,352,411	0.608%, 07/25/37 (A) (B)	859,984
	Banc of America Mortgage Trust
709,856	6.069%, 11/20/46 (A)	627,444
1,442,971	3.122%, 02/25/35 (A)	1,448,062
	Bear Stearns Adjustable Rate Mortgage Trust
83,086	2.694%, 01/25/35 (A)	83,692
46,696	2.686%, 01/25/35 (A)	45,974
269,526	2.680%, 04/25/34 (A)	256,731
224,754	2.597%, 07/25/34 (A)	224,212
6,525,068	2.572%, 02/25/36 (A)	5,163,189
	Chase Mortgage Finance Trust
2,522,757	2.691%, 02/25/37 (A)	2,488,916
	Citicorp Mortgage Securities
886,688	6.000%, 08/25/36	919,032
	Citigroup Mortgage Loan Trust
1,368,286	2.510%, 10/25/35 (A)	1,353,556
714,190	2.200%, 09/25/35 (A)	714,004
	CitiMortgage Alternative Loan Trust
4,692,461	6.000%, 07/25/36	4,184,300
5,346,894	6.000%, 09/25/36	4,659,086
6,304,093	6.000%, 06/25/37	5,333,584
1,057,293	6.000%, 10/25/37	917,126
	Countrywide Alternative Loan Trust
3,122,330	6.250%, 07/25/36	2,138,053
4,368,461	5.750%, 04/25/37	3,909,851
986,028	5.500%, 08/25/34	1,025,466
919,348	5.500%, 04/25/36	847,559
2,710,212	0.368%, 05/25/35 (A)	2,261,943
	Countrywide Home Loan Mortgage Pass-Through Trust
3,465,646	6.000%, 05/25/36	3,124,723
7,205,809	6.000%, 02/25/37	6,635,347
10,053	5.500%, 06/25/35	10,044
568,535	3.437%, 01/20/35 (A)	564,636
4,137,296	2.644%, 04/25/35 (A)	3,012,043
3,141,158	2.621%, 11/20/35 (A)	2,988,347
345,095	2.502%, 09/20/34 (A)	335,198
872,734	0.498%, 03/25/35 (A)	656,954
3,036,360	0.428%, 04/25/35 (A)	2,482,682

1

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 56.7% (continued)
	Credit Suisse First Boston Mortgage Securities
$4,949,422	5.500%, 11/25/35	$4,405,080
481,787	5.250%, 05/25/28	490,129
	Credit Suisse Mortgage Capital Certificates
3,483,182	6.500%, 10/25/21	2,904,137
	Credit Suisse Mortgage Trust
3,300,000	5.251%, 06/27/34 (A) (B)	2,940,623
	Deutsche Alt-A Securities Mortgage Loan Trust
1,736,932	5.500%, 11/25/35 (A)	1,615,946
5,755,489	5.500%, 12/25/35	4,861,460
2,970,266	5.250%, 06/25/35	3,034,732
	FDIC Trust
1,805,170	4.500%, 10/25/18 (B)	1,823,949
	GMAC Mortgage Loan Trust
305,007	5.000%, 11/25/33	314,851
1,578,046	3.102%, 07/19/35 (A)	1,462,064
1,206,877	2.873%, 06/19/35 (A)	1,203,960
	GSR Mortgage Loan Trust
2,778,078	6.000%, 09/25/36	2,377,713
1,096,704	2.761%, 12/25/34 (A)	1,001,738
596,756	2.759%, 12/25/34 (A)	597,405
290,725	2.712%, 07/25/35 (A)	269,211
1,125,000	2.678%, 09/25/35 (A)	1,115,580
	Indymac Index Mortgage Loan Trust
3,386,352	0.798%, 07/25/45 (A)	3,073,806
	JPMorgan Alternative Loan Trust
2,765,786	4.552%, 03/25/36 (A)	2,231,378
	JPMorgan Mortgage Trust
6,356,487	6.000%, 01/25/36	5,624,564
1,150,263	5.750%, 03/25/37	948,782
2,540,461	3.556%, 03/25/43 (A) (B)	2,557,566
1,923,820	2.865%, 08/25/35 (A)	1,938,275
5,741,879	2.529%, 01/25/37 (A)	5,083,889
	Lehman Mortgage Trust
2,196,550	5.500%, 02/25/36	2,214,546
1,006,804	0.658%, 01/25/36 (A)	714,276
	MASTR Adjustable Rate Mortgages Trust
3,537,697	2.736%, 04/25/36 (A)	3,368,811
3,373,873	2.644%, 03/25/35 (A)	2,995,247
842,230	2.632%, 01/25/36 (A)	809,058
4,124,620	0.318%, 01/25/47 (A)	2,995,456
	MASTR Alternative Loan Trust
2,417,063	6.000%, 06/25/34	2,552,851
5,403,757	6.000%, 09/25/34	5,535,511
2,094,547	5.500%, 06/25/34	2,191,908
1,498,493	5.250%, 11/25/33	1,552,190
	Merrill Lynch Alternative Note Asset Trust
10,030,815	6.000%, 03/25/37	7,734,190
	Morgan Stanley Mortgage Loan Trust
1,493,197	6.000%, 06/25/36	1,271,547
2,539,528	6.000%, 08/25/36	2,214,042
225,000	5.500%, 11/25/35	229,959
	New York Mortgage Trust
2,592,843	2.738%, 05/25/36 (A)	2,320,229
	RALI Trust
680,257	6.000%, 06/25/36	550,489
515,000	5.500%, 09/25/33	540,673
814,785	5.500%, 06/25/34	843,165

2

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 56.7% (continued)
	Residential Asset Securitization Trust
$4,661,368	6.000%, 05/25/37	$4,175,388
4,013,890	6.000%, 06/25/37	3,566,462
2,792,618	6.000%, 01/25/46	2,324,327
7,124,020	5.375%, 07/25/35	6,125,118
	RFMSI Trust
1,742,804	5.750%, 01/25/36	1,793,995
	Structured Adjustable Rate Mortgage Loan Trust
410,711	2.655%, 09/25/34 (A)	405,603
1,225,434	2.403%, 11/25/34 (A)	1,204,208
2,798,851	0.468%, 07/25/35 (A)	2,316,721
2,995,751	0.318%, 01/25/37 (A)	2,211,715
	Structured Asset Securities Mortgage Pass-Through Certificates
3,125,923	5.750%, 11/25/34	3,373,603
	Washington Mutual Mortgage Pass-Through Certificates
3,189,681	6.000%, 03/25/36	2,798,176
483,147	5.500%, 07/25/34	509,746
345,041	2.463%, 09/25/46 (A)	326,707
2,825,626	2.213%, 01/25/47 (A)	2,546,174
1,788,180	1.095%, 08/25/46 (A)	1,224,267
413,262	0.895%, 04/25/47 (A)	372,126
	Wells Fargo Mortgage Backed Securities Trust
5,040,000	6.000%, 01/25/36	5,112,400
1,034,014	5.500%, 11/25/35	1,067,490
2,631,567	5.500%, 01/25/36	2,702,146
258,532	2.671%, 04/25/35 (A)	263,309

	Total Residential Mortgage-Backed Obligations
	(Cost $222,168,928)	234,292,405

Asset-Backed Securities — 21.5%
	Axis Equipment Finance Receivables LLC
1,000,000	6.410%, 10/22/18	997,870
	Bayview Opportunity Master Fund Trust
885,655	3.721%, 06/28/33	886,426
1,706,802	3.228%, 03/28/33 (A) (B)	1,704,276
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16 (B)	1,770,812
1,717,000	4.330%, 11/15/17	1,706,806
	CFC LLC
2,000,000	5.930%, 08/15/19 (B)	1,999,110
3,180,000	4.680%, 11/15/19 (B)	3,197,435
	Countrywide Asset-Backed Certificates
2,090,000	5.103%, 05/25/35	2,052,539
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (B)	1,009,563
	DSC Floorplan Master Owner Trust
3,750,000	8.110%, 03/15/16 (B)	3,730,009
	DT Auto Owner Trust
3,400,000	4.180%, 06/15/20	3,424,519
4,100,000	3.980%, 01/15/21 (B)	4,099,399
1,850,000	3.740%, 05/15/20 (B)	1,865,466
	FAN Engine Securitization
5,306,142	4.625%, 10/15/43 (B)	5,226,550
	First Franklin Mortgage Loan Trust
837,447	0.308%, 07/25/36 (A)	774,436
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,173,946
2,000,000	6.860%, 03/15/19 (B)	2,106,676

3

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 21.5% (continued)
$2,130,000	2.530%, 01/15/20 (B)	$2,078,944
	Flagship Credit Auto Trust
1,000,000	6.260%, 02/16/21 (B)	1,006,117
2,300,000	5.380%, 07/15/20 (B)	2,275,024
1,000,000	4.930%, 05/15/18 (B)	1,036,511
2,200,000	4.420%, 12/16/19 (B)	2,196,187
2,425,000	3.590%, 03/15/19 (B)	2,407,887
	Global Seaco Finance
2,753,333	3.670%, 11/17/28	2,777,326
	GSAA Home Equity Trust
2,649,492	0.228%, 12/25/46 (A)	1,495,961
	Kondaur Mortgage Asset Trust
2,600,000	5.000%, 08/25/52	2,708,064
	Leaf II Receivables Funding LLC
2,325,000	6.000%, 09/15/21	2,293,757
	Lehman XS Trust
3,462	0.308%, 08/25/46 (A)	3,462
	Prestige Auto Receivables Trust
3,000,000	3.040%, 07/15/20 (B)	2,963,838
	RBSSP Resecuritization Trust
948,449	2.920%, 11/28/17 (B)	892,728
	Sierra Timeshare Receivables Funding
645,194	9.310%, 07/20/28 (B)	693,834
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,068,030
2,000,000	4.560%, 04/15/20 (B)	1,990,078
	Springleaf Funding Trust
4,275,000	3.920%, 01/16/23 (B)	4,339,125
	Structured Asset Securities Mortgage Loan Trust
1,303,930	0.448%, 06/25/35 (A)	1,120,858
	Trade MAPS 1
4,000,000	5.161%, 12/10/18 (A) (B)	4,003,760
	United Auto Credit Securitization Trust
1,590,000	2.900%, 12/15/17	1,587,165
	Vericrest Opportunity Loan Transferee
2,880,445	4.250%, 08/25/58	2,894,847
1,859,420	3.960%, 11/25/53 (B)	1,860,000
1,421,876	3.625%, 03/25/54 (B)	1,415,721
1,766,610	3.625%, 04/25/55	1,760,938
	Westgate Resorts
1,072,239	11.000%, 09/20/25 (B)	1,100,085
1,100,392	9.000%, 01/20/25 (B)	1,129,926

	Total Asset-Backed Securities
	(Cost $87,714,219)	88,826,011

Commercial Mortgage-Backed Obligations — 20.4%
	A10 Securitization
290,000	6.230%, 11/15/27 (B)	290,385
965,000	5.120%, 11/15/27 (B)	960,897
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	6.541%, 05/11/39 (A) (B)	2,563,178
	COBALT Commercial Mortgage Trust
2,250,000	5.254%, 08/15/48	2,321,586
	Commercial Mortgage Trust
6,400,000	5.648%, 12/10/44 (A) (B)	6,436,097
3,850,000	5.543%, 12/11/49 (A) (B)	4,161,030
4,000,000	5.475%, 03/10/39	4,284,188
1,000,000	4.858%, 08/15/45 (A) (B)	945,085

4

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.4% (continued)
	Credit Suisse Mortgage Capital Certificates
$3,930,000	5.869%, 09/15/40 (A)	$4,046,874
	DBUBS Mortgage Trust
2,700,000	5.557%, 01/10/21 (A) (B)	2,794,559
	Del Coronado Trust
3,000,000	5.160%, 03/15/18 (A) (B)	3,009,900
	Extended Stay America Trust
5,828,000	5.053%, 12/05/31 (A) (B)	6,016,571
	FREMF Mortgage Trust
1,500,000	4.023%, 11/25/44 (A) (B)	1,468,010
	GS Mortgage Securities Trust
15,555,000	5.806%, 08/10/45 (A)	16,164,989
	Hilton USA Trust
3,995,000	4.453%, 11/05/30 (A) (B)	4,074,425
	JPMorgan Chase Commercial Mortgage Securities Trust
939,604	6.160%, 04/15/18	950,034
1,025,000	5.464%, 01/15/49 (A)	1,063,925
2,000,000	5.021%, 01/12/37 (A)	2,035,856
3,000,000	3.122%, 04/15/28 (A) (B)	2,985,363
	Morgan Stanley Capital Trust
2,650,000	5.601%, 04/12/49 (A)	2,902,866
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,424,981
1,500,000	3.781%, 10/05/25 (B)	1,507,143
	RBS Commercial Funding Trust
2,000,000	3.584%, 03/11/31 (A) (B)	1,632,600
	VNO Mortgage Trust
1,200,000	3.947%, 12/13/29	1,178,597
	WF-RBS Commercial Mortgage Trust
150,000	5.636%, 11/15/44 (A) (B)	160,256
2,145,447	5.548%, 03/15/44 (A) (B)	2,207,871
3,436,469	5.465%, 02/15/44 (A) (B)	3,518,487

	Total Commercial Mortgage-Backed Obligations
	(Cost $80,647,333)	84,105,753

Municipal Bond — 0.2%
	Michigan State, Tobacco Settlement Financing Authority, RB
955,000	7.309%, 06/01/34 (Cost $793,701)	763,656

Short-Term Investment — 1.5%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
6,109,112	(Cost $6,109,112)	6,109,112

	Total Investments — 100.3%
	(Cost $397,433,293) †	414,096,937
	Other Assets and Liabilities — 0.3%	-1,407,632

	Net Assets — 100.0%	$412,689,305

5

Portfolio of Investments — as of January 31, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

(A)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate shown is the 7-day effective yield as of January 31, 2014.

FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
RB	Revenue Bond

†	At January 31, 2014, the tax cost basis of the Fund’s investments was $397,433,293 and the unrealized appreciation and (depreciation) were $17,805,267 and ($1,141,623), respectively.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$234,292,405	$—	$234,292,405
Asset-Backed Securities	—	88,826,011	—	88,826,011
Commercial Mortgage-Backed Obligations	—	84,105,753	—	84,105,753
Municipal Bond	—	763,656	—	763,656
Short-Term Investment	6,109,112	—	—	6,109,112

Total Investments in Securities	$6,109,112	$407,987,825	$—	$414,096,937

For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014